Employee benefit plan	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Employee benefit plan
Pension and Other Postretirement Benefits Disclosure [Text Block]

13. Employee benefit plan

        In January 2012, the Company adopted a 401(k) retirement and savings plan (the "401(k) Plan") covering all employees. The 401(k) Plan allows employees to make pre-tax contributions up to the maximum allowable amount set by the Internal Revenue Service. Under the 401(k) Plan, the Company may make discretionary contributions as approved by the board of directors. During the three and six months ended June 30, 2012 the Company made contributions to the 401(k) Plan of $8,095 and $19,856 respectively. No contributions were made during 2011.

12. Employee benefit plan

        In January 2012, the Company adopted a 401(k) retirement and savings plan (the "401(k) Plan") covering all employees. The 401(k) Plan allows employees to make pre-tax contributions up to the maximum allowable amount set by the IRS. Under the 401(k) Plan, the Company may make discretionary contributions as approved by the board of directors.